FINANCIAL STATEMENTS SCHEDULE I	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
FINANCIAL STATEMENTS SCHEDULE I

JIAYIN GROUP INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENTS SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY BALANCE SHEETS

(AMOUNT IN THOUSANDS)

	As of December 31,
	2024	2025
	RMB	RMB	US$
Assets
Current assets
Cash and cash equivalents	298	1,124	161
Amounts due from subsidiaries and VIEs	191,103	183,086	26,181
Prepaid expenses and other current assets	2,506	17,636	2,522
Total current assets	193,907	201,846	28,864
Investments in subsidiaries and VIEs	3,101,038	4,742,735	678,202
Total assets	3,294,945	4,944,581	707,066
Liabilities
Current Liabilities
Amounts due to subsidiaries and VIEs	111,406	256,379	36,662
Accrued expenses and other liabilities	54,266	255,218	36,496
Total liabilities	165,672	511,597	73,158
Equity
Ordinary shares*	0	0	0
Treasury stock	(28,889)	(189,685)	(27,125)
Additional paid-in capital	909,649	1,131,030	161,735
Retained earnings	2,241,414	3,480,788	497,746
Accumulated other comprehensive income	7,099	10,851	1,552
Total equity	3,129,273	4,432,984	633,908
Total liabilities and equity	3,294,945	4,944,581	707,066

*The amount less than one thousand is rounded to zero.

JIAYIN GROUP INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENTS SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY STATEMENTS OF

COMPREHENSIVE INCOME

(AMOUNT IN THOUSANDS)

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Operating costs and expenses:
General and administrative	(4,546)	(3,736)	(3,327)	(476)
Allowance for contingent guarantee liabilities	—	—	(24,542)	(3,509)
Total operating costs and expenses	(4,546)	(3,736)	(27,869)	(3,985)
Loss from operations	(4,546)	(3,736)	(27,869)	(3,985)
Interest income (expense), net	1,098	(5)	(5)	(1)
Other income, net	—	—	1,132	162
Loss before income taxes and equity in subsidiaries and share of loss from VIEs	(3,448)	(3,741)	(26,742)	(3,824)
Equity in earnings of subsidiaries and share of loss from VIEs	1,301,067	1,060,219	1,562,484	223,432
Net income	1,297,619	1,056,478	1,535,742	219,608
Other comprehensive (loss) income, net of tax
Fair value changes and changes in cumulative foreign currency translation adjustments	(7,077)	(3,202)	3,752	537
Other comprehensive (loss) income	(7,077)	(3,202)	3,752	537
Comprehensive income	1,290,542	1,053,276	1,539,494	220,145

JIAYIN GROUP INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENTS SCHEDULE I

CONDENSED STATEMENTS OF PARENT COMPANY CASH FLOW STATEMENTS

(AMOUNT IN THOUSANDS, EXCEPT FOR SHARE AND PER SHARE DATA)

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Cash flows from operating activities
Net income	1,297,619	1,056,478	1,535,742	219,608
Adjustments to reconcile net income to net cash provided by operating activities:
Share of income from subsidiaries and VIEs	(1,301,067)	(1,060,219)	(1,562,484)	(223,432)
Allowance for contingent guarantee liabilities	—	—	24,542	3,509
Depreciation and amortization	1,698	1,344	—	—
Changes in operating assets and liabilities:
Amounts due from/to subsidiaries and VIEs	(11,332)	4,046	35,326	5,052
Prepaid expenses and other current assets	(1,060)	(1,223)	(12,907)	(1,846)
Return on equity method investments	157,672	303,652	81,317	11,628
Accrued expenses and other liabilities	780	(3,563)	(94)	(13)
Net cash provided by operating activities	144,310	300,515	101,442	14,506
Cash flows from financing activities
Proceeds from exercise of options	1,274	169	—	—
Repurchase of ordinary shares	(38,081)	(53,261)	(110,731)	(15,834)
Loans from subsidiaries	38,081	53,261	121,037	17,308
Dividend distributed to shareholders	(156,674)	(301,175)	(108,156)	(15,466)
Net cash used in financing activities	(155,400)	(301,006)	(97,850)	(13,992)
Effect of foreign exchange rate changes on cash and cash equivalents	3,327	(15)	(2,766)	(396)
Net (decrease) increase in cash and cash equivalents	(7,763)	(506)	826	118
Cash and cash equivalents at beginning of year	8,567	804	298	43
Cash and cash equivalents at end of the year	804	298	1,124	161

JIAYIN GROUP INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENTS SCHEDULE I

NOTES TO SCHEDULE I

1.
Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.
2.
The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIEs. The Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC Topic 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries and VIEs” and share of their earnings as “Equity in earnings of subsidiaries and VIEs” on the Condensed Statements of Comprehensive Income.
3.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.
4.
As of December 31, 2024 and 2025, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.
5.
Translations of balances in the additional financial information of Parent Company- Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2025 are solely for the convenience of the readers and were calculated at the rate of US$1.00= RMB6.9931, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate or at any other rate.